MANAGERS AMG FUNDS

                   FIRST QUADRANT
              TAX-MANAGED EQUITY FUND
              -----------------------

                 Semi-Annual Report
                   April 30, 2002

       FIRST QUADRANT TAX-MANAGED EQUITY FUND

                 Semi-Annual Report
                   April 30, 2002
                     (unaudited)

                 TABLE OF CONTENTS

                                                                Begins
                                                                on Page
                                                                -------
LETTER TO SHAREHOLDERS                                            1

AVERAGE ANNUAL TOTAL RETURNS                                      2
  A return table showing before tax and after tax returns

SUMMARY OF INDUSTRY WEIGHTINGS AND TOP TEN HOLDINGS               3

SCHEDULE OF PORTFOLIO INVESTMENTS                                 4
  Detailed portfolio listings by security type and industry
  sector, as valued at April 30, 2002

FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities                             8
    Fund balance sheet, net asset value (NAV) per share
    computation and cumulative undistributed amounts
  Statement of Operations                                         9
    Detail of sources of income, Fund expenses, and realized
    and unrealized gains (losses) during the period
  Statement of Changes in Net Assets                              10
    Detail of changes in Fund assets for the period

FINANCIAL HIGHLIGHTS                                              11
  Net asset value per share, total return, expense ratios,
    turnover ratio and net assets

NOTES TO FINANCIAL STATEMENTS                                     12
  Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates


Letter to Shareholders


Dear Fellow Shareholders:

  In the six months since our last report, the stock market has remained rather volatile and relatively directionless as investors continue to struggle with the timing and magnitude of a recovery in corporate profits. During the final months of 2001, stocks recovered sharply from post-
September 11th lows as a result of aggressive Federal
Reserve easing along with continued strong consumer spending and what seemed at the time to be swift success of the military campaign in Afghanistan. However, perceptions quickly changed as we moved into 2002. In the wake of the well-publicized collapse of Enron, concerns about the quality of disclosure and accounting data mired some stocks, and many technology issues traded lower as investors may have believed that the fourth quarter rally was over-done. Despite the broad averages moving lower since the end of 2001, there has been wide variation in performance across sectors, capitalizations and types of stocks. For example, stocks in cyclical, energy and consumer staples sectors appreciated, and small capitalization stocks in general have performed significantly better than large capitalization stocks.

  While much of the uncertainty immediately present in the wake of September has subsided, there remains a high amount of risk as terrorist and military activity remains profuse in the Middle East. The financial markets' volatility as a result of this risk has, in turn, put additional stresses on the operational and financial structure of many businesses. We believe that these are among the primary reasons why the market has yet to stabilize, and why it will remain relatively volatile for the foreseeable future.

  Throughout this period, the Managers AMG First Quadrant
Tax-Managed Equity Fund has performed well. For the six months ended April 30, 2002, the Fund returned 7.18%, outperforming the Russell 3000 Index return of 4.49% for the same period. In addition, in keeping within its tax-managed strategy, the Fund has yet to distribute any taxable gains. Over the last twelve months, the Fund returned -3.34%, while the Russell 3000 Index returned -
10.73%. A table that displays the before- and after-tax returns for the Fund over various time periods is located on page 2 of this report. In addition, this report contains a listing of the portfolio as of April 30, 2002, along with detailed financial reports.

  As always, we post any news or other pertinent information about the Fund as soon as applicable on our website at www.managersamg.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment.

Sincerely,

Peter M. Lebovitz
President
Managers AMG Funds

First Quadrant Tax-Managed Equity Fund
Average Annual Total Returns (unaudited)

          Total Returns Before and After Taxes

For the 1-month ended April 30, 2002 and all other periods
                ended March 31, 2002 (1)

                                         1 Month -      Periods ended March 31, 2002
                                                    -----------------------------------------
                                         April 30,  1                     Since     Inception
                                         2002       Quarter    1 Year     Inception Date
                                         ----------------------------------------------------
Before Taxes:
-------------
First Quadrant Tax-Managed Equity Fund    (1.75)%   1.67%      4.97%      (2.18)%   Dec. ' 00
Russell 3000 Index                        (5.25)%   0.97%      1.77%      (8.33)%

After Taxes - First Quadrant Tax-Managed Equity Fund only:
----------------------------------------------------------
Return After Taxes on Distributions        (1.75)%  1.67%      4.97%      (2.19)%
Return After Taxes on Distributions
and Sale of Fund Shares                    (1.07)%  1.03%      3.05%      (1.75)%


Past performance is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be more or less than the original cost. For more information regarding Managers AMG Funds, including fees, expenses and risks, please call (800) 835-3879 or visit our website at www. managersamg.com for a Prospectus. Please read the Prospectus carefully before you invest or send money. The Prospectus is not an offer to sell shares in the Fund. Distributed by Managers Distributors, Inc., a NASD member.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect t he impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax ret urns are not relevant t o invest ors who hold their Fund shares through t ax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

            FIRST QUADRANT TAX-MANAGED EQUITY FUND
                       APRIL 30, 2002

           SUMMARY OF INDUSTRY WEIGHTINGS (unaudited)

                                 Percentage of     Percentage of
Major Sectors                    Net Assets        Russell 3000
----------------------------     ---------------   -------------
Consumer Discretionary              28.0 %             15.0 %
Financials                          25.2               20.4
Health Care                          9.2               14.2
Industrials                          8.8               11.0
Information Technology               6.8               15.6
Energy                               6.5                5.4
Utilities                            4.8                3.5
Consumer Staples                     4.7                8.3
Materials                            2.9                2.9
Telecommunication Services           2.3                3.7
Other                                0.8                0.0


                  TOP TEN HOLDINGS (unaudited)

                                  Percentage of
Security Name                     Net Assets
----------------------------      -------------
American Water Works Co., Inc.        4.8 %
Annaly Mortgage Management, Inc.      4.2
General Motors Corp.                  3.2
General Motors Corp., Class H         3.1
Pioneer National Resources Co.        2.6
Wal-Mart Stores, Inc.                 2.4
Vornado Realty Trust                  2.4
McGrath Rentcorp                      2.2
Citigroup, Inc.                       2.0
Microsoft Corp.                       1.9
                                     ----
  Top Ten as a Group                 28.8
                                     ====

FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
APRIL 30, 2002 (unaudited)

                                      Shares         Value
                                      ---------      ----------
Common Stocks - 99.2%

Consumer Discretionary - 28.0%
99 Cents Only Stores*                     200        $    6,216
Abercrombie & Fitch Co.*                  200             6,000
Amazon.com, Inc.*                         300             5,007
AutoNation, Inc.*                         300             4,800
AutoZone, Inc.*                           300            22,800
Best Buy Co., Inc.*                     1,000            74,350
Circuit City Stores - Circuit
  City Group                              200             4,312
eBay, Inc.*                               200            10,620
Forest City Enterprises, Inc.             150             5,708
General Motors Corp.                    2,700           173,205
General Motors Corp., Class H          11,500           172,270
Grey Global Group, Inc.                   100            71,600
Hilton Hotels Corp.                     3,600            58,896
Home Depot, Inc.                        1,400            64,918
IHOP Corp.*                             1,100            39,985
Knight Ridder, Inc.                       700            46,900
Kohl's Corp.*                           1,100            81,070
Konnklijke Philips Electronics,
  NV-NY Shares                          1,000            31,010
Libbey, Inc.                            1,000            39,100
Lowe's Cos., Inc.                         400            16,916
Marriott International, Inc.            2,000            87,880
McDonald's Corp. 400 11,360
Neiman-Marcus Group, Inc., The,
  Class A                               1,400            51,254
Neiman Marcus Group, Inc., The,
  Class B*                                200             6,946
News Corp., Ltd., The                     250             6,595
NIKE, Inc.                                200            10,666
NVR, Inc.*                                100            36,975
Office Depot, Inc.*                       500             9,570
Target Corp.                              500            21,825
Tiffany & Co.                             700            27,825
Tricon Global Restaurants, Inc.*        1,000            63,060
Wal-Mart Stores, Inc.                   2,400           134,064
Walt Disney Co., The                    3,000            69,540
Washington Post Co., The                  100            63,180
Williams-Sonoma, Inc.*                    100             5,761
                                                     ----------
Total Consumer Discretionary                          1,542,184
                                                     ----------
Consumer Staples - 4.7%
CVS Corp.                                 200             6,696
Diageo PLC                              1,000            52,850
Fleming Cos., Inc.                      1,000            22,040
Pepsi Bottling Group, Inc.                200             5,728
PepsiAmericas, Inc.                     2,300            35,075
PepsiCo, Inc.                             575            29,843
Philip Morris Companies, Inc.           1,200            65,316
Procter & Gamble Co., The                 100             9,026
Ralcorp Holdings, Inc.*                   800            22,400
Walgreen Co.                              300            11,331
                                                     ----------
Total Consumer Staples                                  260,305
                                                     ----------
The accompanying notes are an integral part of these financial statements.
                                      4

FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

                                      Shares         Value
                                      ---------      ----------
Energy - 6.5%
BJ Services Co.*                         800         $   29,392
ChevronTexaco Corp.                      231             20,030
ENSCO International, Inc.                700             23,632
Exxon Mobil Corp.                      1,600             64,272
FMC Technologies, Inc.*                2,200             50,050
Nabors Industries, Inc.*                 500             22,775
Noble Drilling Corp.*                    100              4,335
Pioneer Natural Resources Co.          6,000            143,940
                                                     ----------
Total Energy                                            358,426
                                                     ----------
Financials - 25.2%
American Physicians Capital, Inc.*       100              1,800
Annaly Mortgage Management, Inc.      12,600            229,320
Aon Corp.                                200              7,146
Bank of America Corp.                  1,200             86,976
Bank One Corp.                           600             24,522
Bay View Capital Corp.                   367              2,569
BB&T Corp.                               200              7,616
Bear Stearns Cos., Inc., The             500             30,970
Brascan Corp.                          1,000             22,260
Capital One Financial Corp.              100              5,989
Catellus Development Corp.*            2,100             42,840
Citigroup, Inc.                        2,540            109,982
FNMA                                     500             39,465
Fifth Third Bancorp                      400             27,436
Forest City Enterprises, Inc.          1,500             57,675
Hilb, Rogal & Hamilton Co.             1,000             36,780
Host Marriott Corp.                    3,800             45,258
KeyCorp                                  200              5,622
Lehman Brothers Holdings, Inc.           500             29,500
M&T Bank Corp.                           100              8,538
Macerich Co.,The                         600             17,610
Marsh & McLennan Cos., Inc.              200             20,216
Marshall & Ilsley Corp.                  300             19,095
Mellon Financial Corp.                   200              7,552
MONY Group, Inc., The                  1,100             42,900
Morgan Stanley Dean Witter & Co.         500             23,860
National City Corp.                      300              9,360
North Fork Bancorporation, Inc.          400             15,448
PNC Bank Corp.                           100              5,515
Prime Group Realty Trust               4,500             37,575
Progressive Corp., Inc., The             300             17,250
St. Joe Co., The                       1,000             30,750
State Street Corp.                       800             40,888
Suntrust Banks, Inc.                     400             27,192
Trizec Hahn Corp.                      1,000             15,510
US Bancorp                               300              7,110
Vornado Realty Trust                   3,000            132,300
Wachovia Corp.                           500             19,020
Washington Mutual, Inc.                  500             18,865
Wells Fargo Co.                          500             25,575
Zions Bancorporation                     500             27,040
                                                     ----------
Total Financials                                      1,382,895
                                                     ----------
The accompanying notes are an integral part of these financial statements.
                                      5

FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

                                      Shares         Value
                                      ---------      ----------
Health Care - 9.2%
Aetna, Inc.                            1,500         $   71,400
Baxter International, Inc.               400             22,760
Cardinal Health, Inc.                    150             10,388
Cigna Corp.                              100             10,900
Eli Lilly and Co.                        300             19,815
Humana, Inc.*                            300              4,905
Immunex Corp.*                         1,600             43,424
Johnson & Johnson                      1,200             76,632
Merck & Co., Inc.                      1,500             81,510
Pfizer, Inc.                           1,500             54,525
Pharmacia Corp.                          400             16,492
Respironics, Inc.*                       200              6,558
Tenet Healthcare Corp.*                  300             22,011
UnitedHealth Group, Inc.                 300             26,343
Wellpoint Health Networks, Inc.*         200             15,016
Wyeth                                    400             22,800
                                                     ----------
Total Health Care                                       505,479
                                                     ----------
Industrials - 8.8%
Allied Waste Industries, Inc.*           400              4,856
American Standard Cos., Inc.*            100              7,470
Cendant Corp.*                           400              7,196
FedEx Corp.*                           1,600             82,672
First Data Corp.                         200             15,898
General Electric Co.                   3,200            100,960
Genlyte Group, Inc.*                     300             13,149
Indigo NV*                             1,100              7,040
Lockheed Martin Corp.                    100              6,290
McGrath Rentcorp                       4,600            122,130
Northrop Grumman Corp.                   100             12,066
Rockwell Collins, Inc.                   500             11,910
Thomas Industries, Inc.                  100              2,900
Waste Management, Inc.                 3,500             92,190
                                                     ----------
Total Industrials                                       486,727
                                                     ----------
Information Technology - 6.8%
Applied Materials, Inc.*               1,200             29,184
Broadcom Corp., Class A*                 100              3,450
Brocade Communications Systems, Inc.*    200              5,118
Checkpoint Systems, Inc.*                800             13,800
EMC Corp.*                               300              2,742
Exar Corp.*                              200              3,988
Integrated Circuit Systems, Inc.*        200              3,980
Integrated Device Technology, Inc.*      200              5,608
Intel Corp.                            2,600             74,386
International Business Machines
  Corp. (IBM)                            300             25,128
Investment Technology Group, Inc.*       750             34,500
KLA-Tencor Corp.*                        100              5,897
Lam Research Corp.*                      200              5,132
Maxim Integrated Products, Inc.*         300             14,940
Microsoft Corp.*                       2,040            106,610
Oracle Corp.*                          1,400             14,056
Retek, Inc.*                             200              4,720
RF Micro Devices, Inc.*                  200              3,480

The accompanying notes are an integral part of these financial statements.
                                      6


FIRST QUADRANT TAX-MANAGED EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)

                                      Shares         Value
                                      ---------      ----------
Information Technology (continued)
Siebel Systems, Inc.*                    200              4,838
Texas Instruments, Inc.                  400             12,371
                                                     ----------
Total Information Technology                            373,928
                                                     ----------
Materials - 2.9%
Deltic Timber Corp.                      400             13,400
Plum Creek Timber Co., Inc.            2,200             66,990
Rayonier, Inc.                           500             29,335
Sigma-Aldrich Corp.                      100              4,738
Silgan Holdings, Inc.*                   100              3,980
Texas Industries, Inc.                   900             34,902
Ucar International, Inc.*                300              3,900
                                                     ----------
Total Materials                                         157,245
                                                     ----------
Telecommunication Services - 2.3%
AT&T Corp.                             7,000             91,840
Telephone & Data Systems, Inc.           400             34,400
                                                     ----------
Total Telecommunication Services                        126,240
                                                     ----------
Utilities - 4.8%
American Water Works Co., Inc.         6,000            262,200
                                                     ----------
Total Common Stocks
  (cost $4,889,652)                                   5,455,629
                                                     ----------
Short-Term Investments - 0.5%
  JPMorgan Prime Money Market Fund,
    Institutional Class Shares, 1.80%**
    (cost $28,551)                     28,551            28,551
                                                     ----------
Total Investments - 99.7%
  (cost $4,918,203)                                   5,484,180
Other Assets, less Liabilities - 0.3%                    17,366
                                                     ----------
Net Assets - 100.0%                                  $5,501,546
                                                     ==========

Note: Based on the approximate cost of investments of $4,918,203 for Federal income tax purposes at April 30, 2002, the aggregate gross unrealized appreciation and depreciation were $710,082 and $144,105, respectively, resulting in net unrealized appreciation of investments of $565,977.

*  Non-income-producing securities.
** Yield shown for this investment company represents the April 30, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Investment Abbreviations:
FNMA: Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.

FIRST QUADRANT TAX-MANAGED EQUITY FUND
Statement of Assets and Liabilities
April 30, 2002 (unaudited)

Assets:
  Investments at value                       $5,484,180
  Dividends, interest and other receivables       3,430
  Due from advisor                               25,903
  Prepaid expenses                                7,849
                                             ----------
    Total assets                              5,521,362
                                             ----------
Liabilities:
  Accrued expenses:
  Professional fees                               9,870
  Other                                           9,946
                                             ----------
    Total liabilities                            19,816
                                             ----------
Net Assets                                   $5,501,546
                                             ==========

Shares outstanding                              575,786
                                             ==========
Net asset value, offering and redemption
  price per share                                 $9.55
                                                  =====
Net Assets Represent:
  Paid-in capital                            $5,639,107
  Undistributed net investment income            19,775
  Accumulated net realized loss from
    investments                                (723,313)
  Net unrealized appreciation of investments    565,977
                                             ----------
Net Assets                                   $5,501,546
                                             ==========

Investments at cost                          $4,918,203
                                             ==========

The accompanying notes are an integral part of these financial statements.

FIRST QUADRANT TAX-MANAGED EQUITY FUND
Statement of Operations
For the six months ended April 30, 2002 (unaudited)

Investment Income:
  Dividend income                                     $  38,201
  Interest income                                         1,623
                                                      ---------
    Total investment income                              39,824
                                                      ---------
Expenses:
  Investment advisory and management fees                22,650
  Custodian                                              17,288
  Transfer agent                                          9,578
  Professional fees                                       7,158
  Registration fees                                       4,294
  Trustees fees                                             407
  Miscellaneous                                           1,745
                                                      ---------
    Total expenses before expense offsets                63,120
  Less: Expense reimbursement                           (36,392)
    Expense reduction                                       (81)
                                                      ---------
  Net expenses                                           26,647
                                                      ---------
    Net investment income                                13,177
                                                      ---------
Net Realized and Unrealized Gain (Loss):
  Net realized loss on investments                     (136,949)
  Net unrealized appreciation of investments            450,127
                                                      ---------
  Net realized and unrealized gain                      313,178
                                                      ---------
  Net Increase in Net Assets
    Resulting from Operations                         $ 326,355
                                                      =========

The accompanying notes are an integral part of these financial statements.

FIRST QUADRANT TAX-MANAGED EQUITY FUND
Statement of Changes in Net Assets

                                              For the
                                              six months ended   For the
                                              April 30, 2002     period* ended
                                              (unaudited)        October 31, 2001
                                              ----------------   ----------------
Increase (Decrease) in Net Assets
From Operations:
  Net investment income                         $   13,177         $   6,832
  Net realized loss on investments                (136,949)         (586,623)
  Net unrealized appreciation
    of investments                                 450,127           115,850
    Net increase (decrease) in net assets       ------------       -----------
      resulting from operations                    326,355          (463,941)
                                                ------------       -----------
From Capital Share Transactions:
  Proceeds from the sale of shares               1,541,935          5,446,790
  Cost of shares repurchased                      (688,629)          (660,964)
                                                ------------       -----------
    Net increase from capital share
      transactions                                 853,306          4,785,826
                                                ------------       -----------
      Total increase in net assets               1,179,661          4,321,885
                                                ------------       -----------
Net Assets:
Beginning of period                              4,321,885                  -
End of period                                   $5,501,546         $ 4,321,885
                                                ============       ===========
End of period undistributed
  net investment income                         $   19,775         $     6,832
                                                ============       ===========
------------------------------------------------------------------------------
Share Transactions:
  Sale of shares                                   162,137             552,830
  Shares repurchased                               (71,554)            (67,627)
                                                ------------       -----------
    Net increase in shares                          90,583             485,203
                                                ============       ===========

* Commencement of operations was December 18, 2000.

The accompanying notes are an integral part of these financial statements.

FIRST QUADRANT TAX-MANAGED EQUITY FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period

                                             For the six
                                             months ended     For the
                                             April 30, 2002   period* ended
                                             (unaudited)      October 31, 2001
                                             --------------   ----------------
Net Asset Value, Beginning of Period             $8.91             $10.00
                                                -------           --------
Income from Investment Operations:
  Net investment income (loss)                   (0.24)              0.01
  Net realized and unrealized gain
    (loss) on investments                         0.88              (1.10)
                                                -------           --------
    Total from investment operations              0.64              (1.09)
                                                -------           --------
Net Asset Value, End of Period                   $9.55              $8.91
                                                =======           ========
------------------------------------------------------------------------------
Total Return (a)                                 7.18% (b)         (10.90)% (b)
==============================================================================
Ratio of net expenses to average net assets      1.00% (c)            1.00% (c)
Ratio of net investment income to average
  net assets                                     0.49% (c)            0.29% (c)
Portfolio turnover                                 57% (b)             191% (b)
Net assets at end of period (000's omitted)     $5,502               $4,322
==============================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets    2.37% (c)            4.49% (c)
Ratio of net investment loss to average net
  assets                                       (0.87)% (c)          (3.20)% (c)
==============================================================================
* Commencement of operations was December 18, 2000.

(a) Total return would have been less absent the expense offsets.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

FIRST QUADRANT TAX-MANAGED EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (unaudited)

  (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940, as amended. Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is First Quadrant Tax-
Managed Equity Fund (the "Fund").

  The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  (a) VALUATION OF INVESTMENTS
Equity securities traded on a domestic or international securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market. Investments in other regulated investment companies are valued at their end of day net asset value per share. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board of Trustees of the Trust.

  (b) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

  (c) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except
certain dividends from foreign securities where the ex-
dividend date may have passed. These dividends are recorded
as soon as the Trust is informed of the ex-dividend date.
Dividend income on foreign securities is recorded net of
any withholding tax.  Interest income is recorded on the
accrual basis and includes amortization of discounts and
premiums. Non-cash dividends included in dividend income,
if any, are reported at the fair market value of the
securities received. Other income and expenses are recorded
on an accrual basis. Expenses which cannot be directly
attributed to the Fund are apportioned among the Fund and
in some
                            12
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NOTES TO FINANCIAL STATEMENTS (continued)

cases other affiliated funds based upon their relative average net assets or number of shareholders. The Fund has a "balance credit" agreement with the custodian bank whereby the Fund is credited with an interest factor equal to 75% of the average monthly Fed Funds Rate for account balances left uninvested overnight. This credit serves to reduce the custody expense that would otherwise be charged to the Fund. For the six months ended April 30, 2002, the custody expense was reduced under this agreement by $81.

  (d) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

  (e) FEDERAL TAXES
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended; to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

  (f) CAPITAL LOSS CARRYOVERS
As of April 30, 2002, the Fund had accumulated a net realized capital loss carryover of $583,101. This amount may be used for Federal income tax purposes to offset future realized capital gains, if any, through October 31, 2009.

  (g) CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

  At April 30, 2002, one unaffiliated shareholder (omnibus account) held 25% of the outstanding shares of the Fund.

  (h) REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal
Reserve Bank.
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NOTES TO FINANCIAL STATEMENTS (continued)

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  (2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Management
Agreement under which The Managers Funds LLC (the
"Investment Manager"), a subsidiary of Affiliated
Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers
Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by First Quadrant, L.P. ("First Quadrant"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and First Quadrant with respect to the Fund. AMG indirectly owns a majority interest in First
Quadrant. Certain Trustees and Officers of the Fund are
Officers and/or Directors of the Investment Manager, AMG and/or MDI.

  The Fund is obligated by its Investment Management
Agreement to pay a monthly management fee to the Investment
Manager at an annual rate of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays First Quadrant 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the
Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services.
Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

  The Investment Manager has contractually agreed, through March 1, 2003, to reimburse the Fund to the extent total operating expenses (excluding interest, taxes, organizational expenses and other capitalized expenses and extraordinary expenses) of the Fund exceed 1.00% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts reimbursed in future years provided that the repayment occurs within three (3) years after the reimbursement and that such repayment would not cause the Fund's total operating expenses in any such future year to exceed 1.00% of the Fund's average daily net assets. In addition to any reimbursement agreed to by the Investment Manager, First
Quadrant from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee. At April 30, 2002, the cumulative amount of unreimbursed expense for the Fund is $116,676.

  The aggregate annual fee paid to each outside Trustee for
serving as a Trustee of the Trust is $5,000. The Trustee
fee expense shown in the financial statements represents
the Fund's allocated portion of the total fees and expenses
paid by the Fund and other affiliated funds in the Trust
and in the complex.
                           14
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NOTES TO FINANCIAL STATEMENTS (continued)

  The Fund has entered into a distribution agreement with MDI to act as distributor of the Fund. The Fund has adopted a distribution plan to pay for the marketing of the Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees may authorize payments to MDI at an annual rate of up to 0.25% of the Fund's average daily net assets. The Trustees have not authorized the payment of any such fees to date.

  (3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended April 30, 2002 were $4,075,627 and $2,919,227, respectively. There were no purchases or sales of U.S. Government securities.

  (4) PORTFOLIO SECURITIES LOANED
The Fund may participate in a securities lending program
providing for the lending of equity, corporate bonds and
government securities to qualified brokers. Collateral on
all securities loaned are accepted in cash and/or
government securities. Collateral is maintained at a
minimum level of 100% of the market value, plus interest,
if applicable, of investments on loan. Collateral received
in the form of cash is invested temporarily in
institutional money market funds by the custodian. Earnings
of such temporary cash investments are divided between the
custodian, as a fee for its services under the program, and
the Fund, according to agreed-upon rates.
                            15
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                       MANAGERS AMG FUNDS

Investment Manager and Administrator
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

Sub-Advisor
First Quadrant, L.P.
800 E. Colorado Boulevard, Suite 900
Pasadena, California 91101

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

Transfer Agent
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

Trustees
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling
1-800-835-3879.
Distributed by Managers Distributors, Inc., a NASD member.

                   www.managersamg.com
                  www.managersfunds.com

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